Biological assets (Tables)	12 Months Ended
Dec. 31, 2018
Agriculture1 [Abstract]
Disclosure of reconciliation of changes in biological assets
Cost of production as of December 31, 2018:

	Crops	Rice	Dairy	All other segments	Sugar, Ethanol and Energy	Total
Salaries, social security expenses and employee benefits	2,710	5,336	3,429	540	9,408	21,423
Depreciation and amortization	147	—	—	—	3,436	3,583
Fertilizers, agrochemicals and seeds	34,961	10,189	—	—	35,016	80,166
Fuel, lubricants and others	811	660	683	60	2,790	5,004
Maintenance and repairs	943	2,349	1,557	287	1,789	6,925
Freights	119	387	80	92	—	678
Contractors and services	23,231	10,571	—	38	5,621	39,461
Feeding expenses	—	—	9,795	146	—	9,941
Veterinary expenses	—	—	1,522	141	—	1,663
Energy power	109	2,432	764	—	—	3,305
Professional fees	165	83	140	4	177	569
Other taxes	1,293	114	8	83	42	1,540
Lease expense and similar arrangements	11,868	174	—	3	34,666	46,711
Others	2,627	826	289	30	1,176	4,948
Subtotal	78,984	33,121	18,267	1,424	94,121	225,917
Own agricultural produce consumed	—	—	5,464	345	—	5,809
Total	78,984	33,121	23,731	1,769	94,121	231,726

Cost of production as of December 31, 2017:

	Crops	Rice	Dairy	All other segments	Sugar, Ethanol and Energy	Total
Salaries, social security expenses and employee benefits	3,999	7,312	4,762	386	12,224	28,683
Depreciation and amortization	413	—	—	—	5,989	6,402
Fertilizers, agrochemicals and seeds	35,715	10,647	9	—	31,144	77,515
Fuel, lubricants and others	1,075	666	741	64	3,220	5,766
Maintenance and repairs	1,303	2,419	1,912	220	2,329	8,183
Freights	234	500	128	77	—	939
Contractors and services	29,738	14,706	—	30	4,232	48,706
Feeding expenses	—	—	9,585	174	—	9,759
Veterinary expenses	—	—	1,783	148	—	1,931
Energy power	123	1,954	698	—	—	2,775
Professional fees	180	173	220	19	84	676
Other taxes	1,621	156	7	129	91	2,004
Lease expense and similar arrangements	13,057	138	—	—	40,757	53,952
Others	4,576	876	368	122	1,207	7,149
Subtotal	92,034	39,547	20,213	1,369	101,277	254,440
Own agricultural produce consumed	—	—	5,789	109	—	5,898
Total	92,034	39,547	26,002	1,478	101,277	260,338
Changes in the Group’s biological assets in 2018 and 2017 were as follows:

	2018
	Crops (ii)	Rice (ii)	Dairy	All other segments	Sugarcane (ii)	Total
Beginning of the year	31,745	29,717	9,338	4,016	93,178	167,994
Adjustment of opening net book amount for the application of IAS 29	640	17	—	—	—	657
Increase due to purchases	—	—	—	906	—	906
Initial recognition and changes in fair value of biological assets (i)	28,663	4,125	5,455	(1,198)	(20,850)	16,195
Decrease due to harvest / disposals	(104,941)	(39,578)	(25,800)	(1,278)	(105,536)	(277,133)
Costs incurred during the year	78,984	33,121	23,731	1,769	94,121	231,726
Exchange differences	(7,744)	(10,229)	(2,426)	(1,121)	(13,438)	(34,958)
End of the year	27,347	17,173	10,298	3,094	47,475	105,387

	2017
	Crops (ii)	Rice (ii)	Dairy	All other segments	Sugarcane (ii)	Total
Beginning of the year	28,189	25,575	6,827	2,433	82,380	145,404
Increase due to purchases	—	—	610	1,084	—	1,694
Initial recognition and changes in fair value of biological assets (i)	17,158	10,236	11,769	267	23,790	63,220
Decrease due to harvest / disposals	(102,734)	(43,842)	(34,569)	(616)	(113,184)	(294,945)
Costs incurred during the year	92,034	39,547	26,002	1,478	101,277	260,338
Exchange differences	(2,902)	(1,799)	(1,301)	(630)	(1,085)	(7,717)
End of the year	31,745	29,717	9,338	4,016	93,178	167,994

(i)       Biological asset with a production cycle of more than one year (that is dairy and cattle) generated “Initial recognition and changes in fair value of biological assets” amounting to US$ 4,257 for the year ended December 31, 2018 (2017: US$ 12,036). In 2018, an amount of US$ 2,414 (2017: US$ 2,830) was attributable to price changes, and an amount of US$ 1,843 (2017: US$ 9,206) was attributable to physical changes.
(ii)Biological assets that are measured at fair value within level 3 of the hierarchy.

Disclosure of detailed information about biological assets
Biological assets in December 31, 2018 and 2017 were as follows:

	2018	2017
Non-current
Cattle for dairy production (i)	9,859	8,989
Breeding cattle (ii)	1,310	1,984
Other cattle (ii)	101	303
	11,270	11,276
Current
Breeding cattle (iii)	1,683	1,729
Other cattle (iii)	439	349
Sown land – crops (ii)	27,347	31,745
Sown land – rice (ii)	17,173	29,717
Sown land – sugarcane (ii)	47,475	93,178
	94,117	156,718
Total biological assets	105,387	167,994

(i)	Classified as bearer and mature biological assets.

(ii)	Classified as consumable and immature biological assets.

(iii)	Classified as consumable and mature biological assets.

Disclosure of fair value measurement of assets
The following table presents the Group´s biological assets that are measured at fair value at December 31, 2018 and 2017 (see Note 17 to see the description of each fair value level):

	2018				2017
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Cattle for dairy production	—	9,859	—	9,859	—	8,989	—	8,989
Breeding cattle	2,993	—	—	2,993	3,713	—	—	3,713
Other cattle	—	540	—	540	—	652	—	652
Sown land – sugarcane	—	—	47,475	47,475	—	—	93,178	93,178
Sown land – crops	—	—	27,347	27,347	—	—	31,745	31,745
Sown land – rice	—	—	17,173	17,173	—	—	29,717	29,717
The following significant unobservable inputs were used to measure the Group´s biological assets using the discounted cash flow valuation technique:

Description	Unobservable inputs	Range of unobservable inputs		Relationship of unobservable inputs to fair value
		2018	2017
Sown land – sugarcane	Sugarcane yield – tonnes per hectare; Sugarcane TRS (kg of sugar per ton of cane) Production Costs – US$ per hectare. (Include maintenance, harvest and leasing costs)	-Sugarcane yield: 60-100 tn/ha -Sugarcane TRS: 120-140 kg of sugar/ton of cane -Maintenance costs: 500-700 US$/ha -Harvest costs: 9.0 -15.0 US$/ton of cane -Leasing costs: 12.0-14.4 tn/ha	-Sugarcane yield: 60-100 tn/ha -Sugarcane TRS: 120-140 kg of sugar/ton of cane -Maintenance costs: 500-700 US$/ha -Harvest costs: 9.0 -14.0 US$/ton of cane -Leasing costs: 11.4-14.4 tn/ha
The higher the sugarcane yield, the higher the fair value. The higher the maintenance, harvest and leasing costs per hectare, the lower the fair value. The higher the TRS of sugarcane, the higher the fair value.

Sown land – crops	Crops yield – tonnes per hectare; Commercial Costs – US$ per hectare; Production Costs – US$ per hectare.
- Crops yield: 1.2 – 5.2 tn/ha for Wheat, 2.2 – 9.4  tn/ha for Corn, 1.1 - 4.1 tn/ha for Soybean and 1.5-2.1 for Sunflower
- Commercial Costs: 55-120 US$/ha for Wheat, 85-230 US$/ha for Corn, 55-110 US$/ha for Soybean and 45-80 US$/ha for Sunflower
- Production Costs: 140-460 US$/ha for Wheat, 300-620 US$/ha for Corn, 260-460 US$/ha for Soybean and 220-360 US$/ha for Sunflower

- Crops yield: 1.5 – 5.1 tn/ha for Wheat, 4.0 – 8.0  tn/ha for Corn, 1.4 - 3.4 tn/ha for Soybean and 2.1-3.5 for Sunflower
- Commercial Costs: 50-110 US$/ha for Wheat, 107-300 US$/ha for Corn, 172-176 US$/ha for Soybean and 10-37 US$/ha for Sunflower
- Production Costs: 200-540 US$/ha for Wheat, 230-550 US$/ha for Corn, 250-350 US$/ha for Soybean and 230-350 US$/ha for Sunflower

The higher the crops yield, the higher the fair value. The higher the commercial and direct costs per hectare, the lower the fair value.
Sown land – rice	Rice yield – tonnes per hectare; Commercial Costs – US$ per hectare; Production Costs – US$ per hectare.	-Rice yield: 6.0 -7.4 tn/ha -Commercial Costs: 11-14 US$/ha -Production Costs: 830-1,090 US$/ha	-Rice yield: 5.0 -5.9 tn/ha -Commercial Costs: 3-9 US$/ha -Production Costs: 750-1,000 US$/ha	The higher the rice yield, the higher the fair value. The higher the commercial and direct costs per hectare, the lower the fair value.
When no quoted prices in an active market are available, fair values (particularly with derivatives) are based on recognized valuation methods. The Group uses a range of valuation models for this purpose, details of which may be obtained from the following table:

Class	Pricing Method	Parameters	Pricing Model	Level	Total

Futures	Quoted price	—	—	1	5,790

Options	Quoted price	—	—	1	242

NDF	Quoted price	Foreign-exchange curve.	Present value method	2	(29)
					6,003
The following tables present the Group’s financial assets and financial liabilities that are measured at fair value as of December 31, 2018 and 2017 and their allocation to the fair value hierarchy:

		Level 1	Level 2	Total
Assets
Derivative financial instruments	2018	6,286	—	6,286
Derivative financial instruments	2017	4,463	20	4,483

Liabilities
Derivative financial instruments	2018	(254)	(29)	(283)
Derivative financial instruments	2017	(498)	(54)	(552)